Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Capital stock		Treasury Shares		Legal reserve		Additional paid-in capital		Accumulated Deficit		Other comprehensive (loss) income		Total
Balance as of beginning of the year at Dec. 31, 2019	[1]	$ 225,531		$ (6,968)		$ 17,363		$ 141,648		$ 9,590		$ (93,737)		$ 293,427
Capital stock increase		22,747						141,652						164,399
Treasury shares				(4,511)				3,024						(1,487)
Long-term incentive plan cost				2,067				(2,067)
Net income (loss) for the year										(191,722)				(191,722)	[1]
Other comprehensive income (loss) items												(124,449)		(124,449)	[1]
Total comprehensive (loss) income for the year										(191,722)		(124,449)		(316,171)	[1]
Balance as of end of the year at Dec. 31, 2020	[1]	248,278		(9,412)		17,363		284,257		(182,132)		(218,186)		140,168
Treasury shares				(4,366)				(953)						(5,319)
Exercise of stock options				2,859										2,859
Long-term incentive plan cost				2,267				(2,267)
Net income (loss) for the year										106,453				106,453	[1]
Other comprehensive income (loss) items												68,976		68,976	[1]
Total comprehensive (loss) income for the year										106,453		68,976		175,429	[1]
Balance as of end of the year at Dec. 31, 2021		248,278	[1]	(8,652)	[1]	17,363	[1]	281,037	[1]	(75,679)	[1]	(149,210)	[1]	313,137	[2]
Treasury shares				(5,239)				3,162						(2,077)
Long-term incentive plan cost				1,025				(1,025)
Net income (loss) for the year										(80,224)				(80,224)
Other comprehensive income (loss) items												3,901		3,901
Total comprehensive (loss) income for the year										(80,224)		3,901		(76,323)
Balance as of end of the year at Dec. 31, 2022		$ 248,278		$ (12,866)		$ 17,363		$ 283,174		$ (155,903)		$ (145,309)		$ 234,737

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.
[2]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.